Finance Costs (Tables)	9 Months Ended
Sep. 30, 2023
Finance costs.
Schedule of finance costs

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Interest expenses—third party loans	95,500	70,149	270,491	180,463
Interest expense - withholding tax paid on bond interest	4,233	4,233	10,974	8,597
Unwinding of discount on decommissioning liability	2,360	2,556	6,941	5,223
Interest and finance charges paid/payable for lease liabilities	16,121	14,013	47,323	36,813
Net foreign exchange loss arising from financing—unrealized	118,485	81,964	1,268,855	43,302
Net foreign exchange loss arising from financing—realized	10,325	56,966	117,377	120,655
Net foreign exchange loss on derivative instruments—unrealized	3,247	—	65,356	2,111
Fair value loss on embedded options	5,260	620	4,510	162,950
Fees on loans and financial derivatives	6,462	3,722	12,395	13,967
	261,993	234,223	1,804,222	574,081

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.